Condensed Consolidated Statements of Cash Flows (USD $)	3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (2,751,841)	$ (3,580,717)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	295,582	301,664
Gain on derivatives liability	(479,737)	(38,337)
Stock-based compensation expense	512,193	997,128
Stock and warrants issued for services	60,001
Stock issued for interest expense	785,454	43,510
Amortization of debt discounts	494,853	367,621
Loss on induced conversion of debt	114,098
Loss on disposal of property and equipment		1,242
Changes in operating assets and liabilities:
Change in accounts receivable	312,312	(1,813,226)
Change in inventory	(86,944)	(244,544)
Change in prepaid expenses and other	(30,239)	(9,231)
Change in accounts payable	(1,914,788)	1,444,715
Change in accrued expenses	(39,517)	(273,040)
Change in deposits and other assets	53,470	(60,296)
Net cash used in operating activities	(2,675,103)	(2,863,511)
Cash flows from investing activities:
Purchases of property and equipment	(51,648)	(129,423)
Net cash used in investing activities	(51,648)	(129,423)
Cash flows from financing activities:
Proceeds from the sale of preferred stock, net	2,770,771
Proceeds from related-party notes payable, net	605,000	1,215,800
Proceeds from notes payable, net	500,000	1,476,746
Principal payments on related-party notes payable	(633,000)	(36,250)
Principal payments on notes payable	(307,396)	(157,340)
Payment of dividends	(78,394)
Net cash provided by financing activities	2,856,981	2,498,956
Net increase (decrease) in cash	130,230	(493,978)
Cash, beginning of the period	223,835	529,839
Cash, end of the period	354,065	35,861
Supplemental Cash Flow Information:
Cash paid for interest	67,050	274,784
Non-Cash Investing and Financing Activities:
Related-party notes payable converted to common stock	1,782,738
Notes payable converted to preferred stock	633,254
Issuance of stock for loan origination fees	370,633
Liability to issue shares of common stock for loan origination fees	234,793
Dividends on preferred stock	91,340	59,544
Issuance of stock for dividends	62,130	17,727
Reclassification of derivatives liability to equity		4,169,461
Issuance of preferred stock for accrued liabilities		865,549
Issuance of derivatives liability		$ 411,300